Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund primarily invests in common stocks of foreign companies in countries having economies and markets generally considered to be developed, but may also invest in common stocks of foreign companies located in emerging markets.
  Common stocks of foreign companies are predominantly traded on foreign stock exchanges.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.
  The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.
  The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. Sub-Advisers may make currency investment decisions independent of their underlying stock selections. The Fund may also use other types of derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.
  The Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance.
  There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
  Depositary Receipts Risk: The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies, or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally-cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
  Emerging Markets Risk: Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Foreign Securities Risk: Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Futures and Options Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
  Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
  Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other GuideStone Funds that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if sales of portfolio investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a small asset base, leading to an increase in the Fund’s expense ratio.
  Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
  Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
  Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.
  Short-term Trading Risk: At times, the Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 25.80% 6/2009	Worst Quarter: (21.89)% 9/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
INTERNATIONAL EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.74%
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	$ 1,247
One Year	rr_AverageAnnualReturnYear01	2.96%
Five Years	rr_AverageAnnualReturnYear05	5.77%
Ten Years	rr_AverageAnnualReturnYear10	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
INTERNATIONAL EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.74%
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	707
10 Years	rr_ExpenseExampleYear10	$ 1,556
2007	rr_AnnualReturn2007	12.96%
2008	rr_AnnualReturn2008	(44.81%)
2009	rr_AnnualReturn2009	35.61%
2010	rr_AnnualReturn2010	10.14%
2011	rr_AnnualReturn2011	(14.01%)
2012	rr_AnnualReturn2012	17.05%
2013	rr_AnnualReturn2013	18.23%
2014	rr_AnnualReturn2014	(6.00%)
2015	rr_AnnualReturn2015	(2.16%)
2016	rr_AnnualReturn2016	2.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.89%)
One Year	rr_AverageAnnualReturnYear01	2.62%
Five Years	rr_AverageAnnualReturnYear05	5.49%
Ten Years	rr_AverageAnnualReturnYear10	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
INTERNATIONAL EQUITY FUND | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.94%	[2]
Ten Years	rr_AverageAnnualReturnYear10	(0.33%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
INTERNATIONAL EQUITY FUND | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.99%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.30%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
INTERNATIONAL EQUITY FUND | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.00%
Five Years	rr_AverageAnnualReturnYear05	6.53%
Ten Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund’s investment of cash balances in the Money Market Fund through April 30, 2018. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.